Liquidity (Details)		12 Months Ended
	Mar. 18, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2025 USD ($)
Liquidity [Line Items]
Cash flow from operating activities		$ (4,229,054)	$ (3,288,791)	$ (3,023,451)	$ (4,854,939)
Working capital surplus				152,264
Net current asset		1,235,620				$ 960,900
Cash and cash equivalents		$ 4,586,491		$ 1,145,829		$ 3,566,755
Sale of aggregate of shares (in Dollars)	$ 300,000,000